Hedging Instruments - Summary of Reconciliation of Cash Flow Hedge Component of Equity (Details) - Forward Foreign Currency Contracts - Cash Flow Hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
As of January 1	$ 9,315	$ 7,589
Effective portion of changes in fair value arising from Forward foreign currency contracts forecasted expenditures	(53,886)	10,668	$ 7,589
Amount reclassified to the consolidated statement of operations Maturity of effective hedges	4,774	(8,942)
As of December 31	$ (39,797)	$ 9,315	$ 7,589